Discontinued operations - Carrying amounts of assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Property and equipment	¥ 43,895	¥ 85,076	¥ 151,401
Intangible assets	195,636	471,371	570,436
Prepayments and other receivables	342,221	905,691
Restricted cash and time deposits over three months	51,940	452,883
Cash and cash equivalents	1,947,922	1,379,473	¥ 1,907,776	¥ 1,399,370
Total assets	3,967,252	8,068,358
Trade and other payables	1,004,512	2,009,571
Payroll and welfare payables	311,190	385,908
Customer deposits	32,262	136,813
Total liabilities	1,463,309	¥ 5,120,566
OneConnect Bank (the "Disposal Group")
Disclosure of analysis of single amount of discontinued operations [line items]
Property and equipment	7,400
Intangible assets	109,064
Financial assets measured at fair value through other comprehensive income	2,544,423
Prepayments and other receivables	11,157
Financial assets measured at amortized cost from virtual bank	3,819
Restricted cash and time deposits over three months	250,550
Cash and cash equivalents	115,916
Total assets	3,042,329
Trade and other payables	57,239
Payroll and welfare payables	13,824
Customer deposits	2,410,553
Total liabilities	2,481,616
Net assets	¥ 560,713